Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Text Block [Abstract]
Schedule of Other Current Assets
	December 31, 2016	December 31, 2015

Escrow Deposit	$1,250,000	$1,075,000
Deposit for PRC Acquisition	$322,381	$-
Prepayment of Insurance	$180,000	$196,569
Advertisement Deposit	$-	$87,733
Others	80,584	88,853

	$1,832,965	$1,448,155